Segment Reporting, Geographical Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Total Revenue	$ 286,018	$ 298,540	$ 614,570	$ 656,662	$ 1,250,292	$ 1,089,374
Gross Profit:
Total Gross Profit	252,037	262,773	528,896	577,938	1,093,992	935,542
Total Assets:
Total Assets	2,755,089		2,755,089		3,813,743	2,115,250
Vycor Medical [Member]
Revenue:
Total Revenue	221,258	203,191	480,107	466,902	893,028	724,367
Gross Profit:
Total Gross Profit	193,743	177,717	412,794	411,125	780,424	628,839
Total Assets:
Total Assets	1,728,797		1,728,797		2,644,513	799,120
NovaVision [Member]
Revenue:
Total Revenue	64,760	95,349	134,463	189,760	357,264	365,007
Gross Profit:
Total Gross Profit	58,294	$ 85,056	116,102	$ 166,813	313.568	306,703
Total Assets:
Total Assets	$ 1,026,292		$ 1,026,292		$ 1,169,230	$ 1,316,130